Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, below is the disclosure regarding executive compensation for Harvey S. Kanter, our principal executive officer (“PEO”), our non-PEO NEOs, and our Company's financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect total compensation per the “Summary Compensation Table,” with certain required adjustments as described in the following table and footnotes.

For more information concerning our philosophy of how we align compensation for our NEOs to certain performance metrics, refer to the “Compensation Discussion and Analysis” above.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income (Loss) ($)(000's)	Adjusted EBITDA (non-GAAP) ($)(000's)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,184,463	$1,300,032	$696,632	$556,741	$85.00	$195.42	$(35,908)	$1,610
2024	$2,894,568	$844,299	$822,773	$712,029	$340.00	$163.05	$3,055	$19,913
2023	$5,959,023	$2,431,858	$929,250	$464,918	$520.00	$132.95	$27,854	$55,893
2022	$4,221,881	$7,093,048	$954,500	$1,482,529	$920.00	$117.29	$89,123	$73,808
2021	$3,616,278	$13,729,433	$909,752	$1,878,242	$541.25	$108.05	$56,713	$76,862
(1)
For each fiscal year, the following table is a reconciliation of the adjustments between the compensation for our PEO per the Summary Compensation Table (column (b)) and Compensation Actually Paid (column (c)):

Fiscal Year:	2021	2022	2023	2024	2025
Summary Compensation Table ("SCT") Total for PEO (column (b))	$3,616,278	$4,221,881	$5,959,023	$2,894,568	$2,184,463
Deduct - SCT "Stock Award" value	(443,260)	(829,813)	(2,765,938)	(722,498)	(361,250)
Deduct - SCT "Option Award" value	(207,035)	—	—	—	—
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that vested in current year	4,203,022	227,798	(1,201,866)	(242,851)	(228,535)
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end	4,412,134	2,474,982	(1,524,935)	(1,722,956)	(458,413)
Add - year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end	2,148,295	998,200	1,982,373	638,036	163,766
Add or Deduct - vesting date fair value of equity awards granted and vested in current year	—	—	—	—	—
Deduct - fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year	—	—	(16,800)	—	—
Compensation Actually Paid to PEO (column (c))	$13,729,433	$7,093,048	$2,431,858	$844,299	$1,300,032

(2)
Our Non-PEO NEOs for Fiscal 2025 were Peter H. Stratton, Anthony J. Gaeta, Robert S. Molloy and Allison Surette. For fiscal 2024, our Non-PEO NEOs were Messrs. Stratton, Gaeta, Molloy and James Reath, our former Chief Marketing Officer. For fiscal 2023 and fiscal 2022 our Non-PEO NEOs were Messrs. Stratton, Gaeta, and Molloy and Ms. Surette.
For fiscal 2021, our Non-PEO NEOs were Messrs. Stratton, Molloy, Gaeta and Ujjwal Dhoot, our former Chief Marketing Officer.
(3)
For each fiscal year, the following table is a reconciliation of the adjustments between the average compensation for our Non-PEO NEOs per the Summary Compensation Table (column (d)) and average Compensation Actually Paid to Non-PEO NEOs (column (e)):

Fiscal Year:	2021	2022	2023	2024	2025
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$909,752	$954,500	$929,250	$822,773	$696,632
Deduct - SCT "Stock Award" value	(79,352)	(156,331)	(69,310)	(142,471)	(75,897)
Deduct - SCT "Option Award" value	(44,496)	—	—	—	—
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that vested in current year	122,413	31,521	(158,089)	(43,328)	(43,659)
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end	524,801	464,934	(302,611)	(49,931)	(54,742)
Add - year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end	445,124	187,905	65,679	124,986	34,407
Add or Deduct - vesting date fair value of equity awards granted and vested in current year	—	—	—	—	—
Deduct - fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year	—	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,878,242	$1,482,529	$464,918	$712,029	$556,741

(4)
The Peer Group TSR used in this table is the Dow Jones U.S. Apparel Retailers Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended January 31, 2026. The comparison assumes that $100 was invested for the period starting January 31, 2021 through the end of each fiscal year.
(5)
We have identified Adjusted EBITDA as our Company Selected Measure. Adjusted EBITDA is a non-GAAP financial measure. For our Company, Adjusted EBITDA represents earnings before interest, taxes and depreciation and amortization and before the loss from termination of retirement plans, transaction-related costs associated with the Merger, non-recurring accrual for estimated legal settlement costs, and asset impairment (gain), if any.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Our Non-PEO NEOs for Fiscal 2025 were Peter H. Stratton, Anthony J. Gaeta, Robert S. Molloy and Allison Surette. For fiscal 2024, our Non-PEO NEOs were Messrs. Stratton, Gaeta, Molloy and James Reath, our former Chief Marketing Officer. For fiscal 2023 and fiscal 2022 our Non-PEO NEOs were Messrs. Stratton, Gaeta, and Molloy and Ms. Surette.
For fiscal 2021, our Non-PEO NEOs were Messrs. Stratton, Molloy, Gaeta and Ujjwal Dhoot, our former Chief Marketing Officer.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR used in this table is the Dow Jones U.S. Apparel Retailers Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report on Form 10-K for the year ended January 31, 2026. The comparison assumes that $100 was invested for the period starting January 31, 2021 through the end of each fiscal year.

PEO Total Compensation Amount	$ 2,184,463	$ 2,894,568	$ 5,959,023	$ 4,221,881	$ 3,616,278
PEO Actually Paid Compensation Amount	$ 1,300,032	844,299	2,431,858	7,093,048	13,729,433
Adjustment To PEO Compensation, Footnote
(1)
For each fiscal year, the following table is a reconciliation of the adjustments between the compensation for our PEO per the Summary Compensation Table (column (b)) and Compensation Actually Paid (column (c)):

Fiscal Year:	2021	2022	2023	2024	2025
Summary Compensation Table ("SCT") Total for PEO (column (b))	$3,616,278	$4,221,881	$5,959,023	$2,894,568	$2,184,463
Deduct - SCT "Stock Award" value	(443,260)	(829,813)	(2,765,938)	(722,498)	(361,250)
Deduct - SCT "Option Award" value	(207,035)	—	—	—	—
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that vested in current year	4,203,022	227,798	(1,201,866)	(242,851)	(228,535)
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end	4,412,134	2,474,982	(1,524,935)	(1,722,956)	(458,413)
Add - year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end	2,148,295	998,200	1,982,373	638,036	163,766
Add or Deduct - vesting date fair value of equity awards granted and vested in current year	—	—	—	—	—
Deduct - fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year	—	—	(16,800)	—	—
Compensation Actually Paid to PEO (column (c))	$13,729,433	$7,093,048	$2,431,858	$844,299	$1,300,032

Non-PEO NEO Average Total Compensation Amount	$ 696,632	822,773	929,250	954,500	909,752
Non-PEO NEO Average Compensation Actually Paid Amount	$ 556,741	712,029	464,918	1,482,529	1,878,242
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For each fiscal year, the following table is a reconciliation of the adjustments between the average compensation for our Non-PEO NEOs per the Summary Compensation Table (column (d)) and average Compensation Actually Paid to Non-PEO NEOs (column (e)):

Fiscal Year:	2021	2022	2023	2024	2025
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$909,752	$954,500	$929,250	$822,773	$696,632
Deduct - SCT "Stock Award" value	(79,352)	(156,331)	(69,310)	(142,471)	(75,897)
Deduct - SCT "Option Award" value	(44,496)	—	—	—	—
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that vested in current year	122,413	31,521	(158,089)	(43,328)	(43,659)
Add or Deduct - year-over-year change in fair value of equity awards granted in prior year that are outstanding and unvested as of the current year-end	524,801	464,934	(302,611)	(49,931)	(54,742)
Add - year-end fair value of equity awards granted in the current year that are outstanding and unvested as of the current year-end	445,124	187,905	65,679	124,986	34,407
Add or Deduct - vesting date fair value of equity awards granted and vested in current year	—	—	—	—	—
Deduct - fair value as of prior year end of equity awards granted in prior years that failed to vest in the current year	—	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,878,242	$1,482,529	$464,918	$712,029	$556,741

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO Compensation Actually Paid and Company's TSR

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs and net income (loss) during the five most recently completed fiscal years. Net loss for Fiscal 2025 included a non-cash charge to establish a full valuation allowance against net deferred tax assets of $20.4 million and included transaction-related costs of $4.2 million associated with the Merger. Net income for fiscal 2022 included a non-recurring tax benefit related to the release of our tax valuation allowance of $31.6 million.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO CAP and Company-Selected Measure

The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and Adjusted EBITDA, a non-GAAP measure (our Company-Selected Measure) during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between the Company TSR and Peer Group Cumulative TSR

The following chart shows the cumulative TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, versus the Dow Jones U.S. Apparel Retailers Index, assuming an initial fixed $100 investment on January 29, 2021 (end of fiscal 2020) and computed in accordance with the requirements of Item 402(v) of Regulation S-K.

Tabular List, Table

Tabular List of Most Important Performance Measures

As discussed above in more detail under "Compensation Discussion and Analysis - Compensation Components and Fiscal 2025 Compensation Decisions," the Compensation Committee uses several financial and operational performance measures in making its compensation decisions. The following list represents the most important financial performance measures used by the Company to link CAP to our PEO and other NEOs to Company performance for Fiscal 2025.

• Adjusted EBITDA (a non-GAAP measure)
• TSR
• Sales Growth

Total Shareholder Return Amount	$ 85	340	520	920	541.25
Peer Group Total Shareholder Return Amount	195.42	163.05	132.95	117.29	108.05
Net Income (Loss)	$ (35,908,000)	$ 3,055,000	$ 27,854,000	$ 89,123,000	$ 56,713,000
Company Selected Measure Amount	1,610,000	19,913,000	55,893,000	73,808,000	76,862,000
PEO Name	Harvey S. Kanter
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure. For our Company, Adjusted EBITDA represents earnings before interest, taxes and depreciation and amortization and before the loss from termination of retirement plans, transaction-related costs associated with the Merger, non-recurring accrual for estimated legal settlement costs, and asset impairment (gain), if any.
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Sales Growth
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 163,766	$ 638,036	$ 1,982,373	$ 998,200	$ 2,148,295
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,413)	(1,722,956)	(1,524,935)	2,474,982	4,412,134
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(228,535)	(242,851)	(1,201,866)	227,798	4,203,022
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,800)
PEO | SCT "Stock Award" value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,250)	(722,498)	(2,765,938)	(829,813)	(443,260)
PEO | SCT "Option Award" value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(207,035)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,407	124,986	65,679	187,905	445,124
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,742)	(49,931)	(302,611)	464,934	524,801
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,659)	(43,328)	(158,089)	31,521	122,413
Non-PEO NEO | SCT "Stock Award" value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (75,897)	$ (142,471)	$ (69,310)	$ (156,331)	(79,352)
Non-PEO NEO | SCT "Option Award" value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (44,496)